RELATED PARTY TRANSACTIONS (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions [abstract]
Interest charged on amounts due to related parties	$ 3,301	$ 978	$ 928
Interest on convertible debentures	30,000	30,000	29,589
Rent charged by entities with common directors (note 16)	28,627	28,298	29,403
Office expenses charged by, and other expenses paid on behalf of the Company by a Company with common directors (note 16)	85,186	86,044	86,332
Total expenses	$ 147,114	$ 145,320	$ 146,252